Retirement Plans and Postretirement Costs (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 79,517	$ 83,023
Cash and Cash Equivalents [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	3,411	630
Taxable/Fixed Income Bond Funds [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	22,313	21,157
Hedge Funds [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	3,160	3,695
Level 1 [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	76,357	79,328
Level 1 [Member] | Cash and Cash Equivalents [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	3,411	630
Level 1 [Member] | Taxable/Fixed Income Bond Funds [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	22,313	21,157
Level 2 [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Level 2 [Member] | Cash and Cash Equivalents [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Level 2 [Member] | Taxable/Fixed Income Bond Funds [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Level 2 [Member] | Hedge Funds [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Level 3 [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	3,160	3,695
Level 3 [Member] | Hedge Funds [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	3,160	3,695
Small Cap [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	10,707	13,770
Small Cap [Member] | Level 1 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	10,707	13,770
Small Cap [Member] | Level 2 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Mid Cap [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	8,404	9,139
Mid Cap [Member] | Level 1 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	8,404	9,139
Mid Cap [Member] | Level 2 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Large Cap [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	17,872	19,234
Large Cap [Member] | Level 1 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	17,872	19,234
Large Cap [Member] | Level 2 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
International Cap [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	13,650	15,398
International Cap [Member] | Level 1 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	13,650	15,398
International Cap [Member] | Level 2 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets